Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018